Other payables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Payables
Balance at beginning of year	$ 676	$ 602
Increase	582	879
Payments	(1,171)	(1,025)
Exchange difference	485	173
Interest	254	249
Result from exposure to inlfation	(329)	(202)
Balance at end of the year	$ 497	$ 676